Note 17 - Tax Expense (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of the components of income tax [text block]
	2021	2020	2019
Tax recognised in profit or loss

Current tax	9,051	9,492	7,311
Income tax - current year	8,769	8,969	6,802
Income tax - change in tax estimates	(168)	(54)	29
Withholding tax - current year	450	577	480

Deferred tax expense	5,806	5,681	2,979
Origination and reversal of temporary differences	5,806	5,681	2,979

Tax expense – recognised in profit or loss	14,857	15,173	10,290

Tax recognised in other comprehensive income
Income tax - current year	-	-	-

Tax expense	14,857	15,173	10,290

Disclosure of unrecognized deferred tax assets [text block]
	2021	2020	2019

Caledonia Holdings Zimbabwe (Private) Limited	1,800	593	421
Greenstone Management Services Holdings Limited	516	376	276
Tax losses carried forward	2,316	969	697

Disclosure of income taxes paid [text block]
Tax paid	2021	2020	2019

Net income tax payable at January 1	(419)	(163)	(1,538)
Current tax expense	(9,051)	(9,492)	(7,310)
Foreign currency movement	583	2,580	3,168
Tax paid	7,426	6,656	5,517
Net income tax payable at December 31	(1,461)	(419)	(163)

Disclosure of income tax reconciliation [text block]
Reconciliation of tax rate	2021	2020	2019

Profit for the year	23,142	25,257	50,401
Total tax expense	14,857	15,173	10,290
Profit before tax	37,999	40,430	60,691

Income tax at Company's domestic tax rate (1)	-	-	-
Tax rate differences in foreign jurisdictions (2)	11,847	12,405	16,232
Effect of income tax calculated in RTGS$ as required by PN26 (3)	590	2,004	(8,526)
Management fee – withholding tax on deemed dividend portion	342	209	224
Management fee – non-deductible deemed dividend	611	570	652
Management fee – withholding tax - current year	148	123	129
Withholding tax on intercompany dividends	-	245	128
Non-deductible expenditure
- Royalty expenses (4)	-	-	933
- Donations	311	107	18
- Other non-deductible expenditure	(170)	177	21
Credit export incentive income exemption	-	(598)	(124)
Change in income tax rate (5)	-	(287)	-
Change in tax estimates
- Zimbabwean income tax	(166)	-	29
- South African income tax	(2)	(54)	63
Change in unrecognised deferred tax losses	1,346	272	511
Tax expense - recognised in profit or loss	14,857	15,173	10,290

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Assets		Liabilities		Net
	2021	2020	2021	2020	2021	2020
Property, plant and equipment	-	-	(9,328)	(5,380)	(9,328)	(5,380)
Exploration and evaluation assets	-	-	(47)	(29)	(47)	(29)
Allowance for obsolete stock	3	13	-	-	3	13
Prepayments	-	-	(10)	(3)	(10)	(3)
Unrealised foreign exchange	499	530	-	-	499	530
Trade and other payables	989	636	-	-	989	636
Cash-settled share-based payments	-	8	-	-	-	8
Provisions	54	60	-	-	54	60
Other	-	18	-	-	-	18
Tax assets/ (liabilities)	1,545	1,265	(9,385)	(5,412)	*(7,840)	*(4,147)

Disclosure of movement in recognized in deferred tax assets and liabilities [text block]
	Balance January 1, 2021	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2021
Property, plant and equipment	(5,380)	(6,439)	2,491	(9,328)
Exploration and evaluation assets	(29)	(31)	13	(47)
Allowance for obsolete stock	13	3	(13)	3
Prepayments	(3)	(8)	1	(10)
Unrealised foreign exchange	530	344	(375)	499
Trade and other payables	639	235	115	989
Cash-settled share-based payments	8	(8)	-	-
Provisions	60	123	(129)	54
Other	15	(15)	-	-
Tax (liabilities)/ assets	(4,147)	(5,796)	2,103	(7,840)
	Balance January 1, 2020	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2020
Property, plant and equipment	(4,117)	(7,174)	5,911	(5,380)
Exploration and evaluation assets	(78)	(21)	70	(29)
Allowance for obsolete stock	22	14	(23)	13
Prepayments	(4)	-	1	(3)
Unrealised foreign exchange	309	742	(521)	530
Trade and other payables	739	674	(774)	639
Cash-settled share-based payments	5	3	-	8
Provisions	58	76	(74)	60
Other	-	15	-	15
Tax (liabilities)/ assets	(3,066)	(5,671)	4,590	(4,147)